UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-790

Fidelity Trend Fund
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Trend Fund

March 31, 2016

TRE-QTLY-0516
1.799849.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.0%
Automobiles - 0.8%
Tesla Motors, Inc. (a)(b)	46,800	$10,753
Diversified Consumer Services - 0.9%
2U, Inc. (a)(b)	305,444	6,903
ServiceMaster Global Holdings, Inc. (a)	139,700	5,264
		12,167
Hotels, Restaurants & Leisure - 3.1%
Chipotle Mexican Grill, Inc. (a)	7,750	3,650
Las Vegas Sands Corp.	70,000	3,618
McDonald's Corp.	141,600	17,796
Starbucks Corp.	204,270	12,195
Whitbread PLC	76,198	4,334
Wyndham Worldwide Corp.	27,000	2,064
		43,657
Household Durables - 0.9%
Newell Rubbermaid, Inc. (b)	291,600	12,915
Internet & Catalog Retail - 5.0%
Amazon.com, Inc. (a)	89,983	53,418
Ctrip.com International Ltd. ADR (a)	43,600	1,930
JD.com, Inc. sponsored ADR (a)	31,800	843
Netflix, Inc. (a)	40,300	4,120
Priceline Group, Inc. (a)	5,690	7,334
TripAdvisor, Inc. (a)	52,700	3,505
		71,150
Media - 2.8%
Charter Communications, Inc. Class A (a)	40,800	8,259
Comcast Corp. Class A	94,801	5,790
Naspers Ltd. Class N	23,100	3,225
Starz Series A (a)	120,100	3,162
The Walt Disney Co.	86,900	8,630
Time Warner Cable, Inc.	52,300	10,702
		39,768
Multiline Retail - 0.6%
Dollar General Corp.	97,100	8,312
Specialty Retail - 3.9%
AutoZone, Inc. (a)	7,750	6,174
Home Depot, Inc.	202,419	27,009
L Brands, Inc.	112,400	9,870
Restoration Hardware Holdings, Inc. (a)	67,900	2,845
Tiffany & Co., Inc.	19,000	1,394
TJX Companies, Inc.	106,100	8,313
		55,605
Textiles, Apparel & Luxury Goods - 3.0%
adidas AG	61,400	7,169
Coach, Inc.	132,500	5,312
Hanesbrands, Inc.	246,600	6,989
Michael Kors Holdings Ltd. (a)	15,300	871
NIKE, Inc. Class B	155,972	9,588
PVH Corp.	29,700	2,942
Under Armour, Inc. Class A (sub. vtg.) (a)	19,000	1,612
VF Corp.	134,432	8,706
		43,189

TOTAL CONSUMER DISCRETIONARY		297,516

CONSUMER STAPLES - 10.4%
Beverages - 5.6%
Anheuser-Busch InBev SA NV	38,500	4,783
Molson Coors Brewing Co. Class B	202,900	19,515
Monster Beverage Corp.	25,402	3,388
The Coca-Cola Co.	1,098,748	50,971
		78,657
Food & Staples Retailing - 1.3%
CVS Health Corp.	127,400	13,215
Whole Foods Market, Inc.	140,000	4,355
		17,570
Food Products - 0.9%
Associated British Foods PLC	51,900	2,496
Mead Johnson Nutrition Co. Class A	109,100	9,270
Premium Brands Holdings Corp. (b)	35,000	1,477
		13,243
Household Products - 0.2%
Procter & Gamble Co.	33,400	2,749
Personal Products - 1.0%
Coty, Inc. Class A (b)	178,700	4,973
Estee Lauder Companies, Inc. Class A	100,700	9,497
		14,470
Tobacco - 1.4%
Reynolds American, Inc.	405,000	20,376

TOTAL CONSUMER STAPLES		147,065

ENERGY - 3.7%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	136,800	5,996
Dril-Quip, Inc. (a)	53,798	3,258
Oceaneering International, Inc.	39,600	1,316
		10,570
Oil, Gas & Consumable Fuels - 2.9%
Anadarko Petroleum Corp.	88,700	4,131
Apache Corp.	98,600	4,813
Cabot Oil & Gas Corp.	479,500	10,889
ConocoPhillips Co.	175,000	7,047
Devon Energy Corp.	107,200	2,942
PDC Energy, Inc. (a)	66,000	3,924
Pioneer Natural Resources Co.	5,000	704
The Williams Companies, Inc.	145,000	2,330
Whiting Petroleum Corp. (a)	556,100	4,438
		41,218

TOTAL ENERGY		51,788

FINANCIALS - 6.4%
Banks - 0.4%
Regions Financial Corp.	648,784	5,093
Capital Markets - 1.1%
Charles Schwab Corp.	322,200	9,028
Northern Trust Corp.	107,800	7,025
		16,053
Consumer Finance - 0.3%
Capital One Financial Corp.	70,508	4,887
Diversified Financial Services - 1.9%
Broadcom Ltd.	132,200	20,425
McGraw Hill Financial, Inc.	25,500	2,524
MSCI, Inc. Class A	48,100	3,563
		26,512
Insurance - 0.9%
Chubb Ltd.	100,800	12,010
Real Estate Investment Trusts - 1.8%
American Tower Corp.	224,100	22,941
Public Storage	9,300	2,565
		25,506

TOTAL FINANCIALS		90,061

HEALTH CARE - 16.0%
Biotechnology - 6.6%
AbbVie, Inc.	101,200	5,781
Amgen, Inc.	152,956	22,933
Biogen, Inc. (a)	56,045	14,590
BioMarin Pharmaceutical, Inc. (a)	33,500	2,763
Celgene Corp. (a)	84,900	8,498
Gilead Sciences, Inc.	212,690	19,538
Intercept Pharmaceuticals, Inc. (a)	22,200	2,852
Regeneron Pharmaceuticals, Inc. (a)	27,200	9,804
Vertex Pharmaceuticals, Inc. (a)	76,000	6,041
		92,800
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	295,310	5,555
Intuitive Surgical, Inc. (a)	14,550	8,745
Medtronic PLC	169,001	12,675
ResMed, Inc.	131,700	7,615
		34,590
Health Care Providers & Services - 0.8%
Adeptus Health, Inc. Class A (a)	12,300	683
Cigna Corp.	81,800	11,226
		11,909
Health Care Technology - 0.1%
athenahealth, Inc. (a)	5,900	819
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	109,500	4,364
Pharmaceuticals - 5.8%
Allergan PLC (a)	69,925	18,742
Alliance Pharma PLC	2,180,375	1,628
Bristol-Myers Squibb Co.	468,059	29,900
Jazz Pharmaceuticals PLC (a)	89,300	11,658
Ocular Therapeutix, Inc. (a)(b)	56,327	544
Sinclair Pharma PLC (a)	2,821,463	1,428
Teva Pharmaceutical Industries Ltd. sponsored ADR	325,900	17,439
The Medicines Company (a)	26,252	834
Valeant Pharmaceuticals International, Inc. (Canada) (a)	25,000	658
		82,831

TOTAL HEALTH CARE		227,313

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.5%
General Dynamics Corp.	34,400	4,519
Raytheon Co.	84,200	10,325
United Technologies Corp.	56,600	5,666
		20,510
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	43,400	3,222
United Parcel Service, Inc. Class B	144,699	15,261
		18,483
Airlines - 0.7%
American Airlines Group, Inc.	179,040	7,342
Delta Air Lines, Inc.	65,000	3,164
		10,506
Building Products - 1.3%
A.O. Smith Corp.	213,204	16,270
Builders FirstSource, Inc. (a)(b)	164,300	1,852
		18,122
Electrical Equipment - 0.4%
Acuity Brands, Inc.	24,300	5,301
Industrial Conglomerates - 0.6%
Danaher Corp.	17,900	1,698
General Electric Co.	195,500	6,215
		7,913
Machinery - 1.1%
Deere & Co.	28,700	2,210
Xylem, Inc.	323,603	13,235
		15,445
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	154,774	13,038
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	229,200	7,580
United Rentals, Inc. (a)	47,600	2,960
		10,540

TOTAL INDUSTRIALS		119,858

INFORMATION TECHNOLOGY - 28.2%
Communications Equipment - 0.2%
Palo Alto Networks, Inc. (a)	15,900	2,594
Electronic Equipment & Components - 0.2%
Fitbit, Inc.	178,800	2,709
Internet Software & Services - 11.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	108,900	8,606
Alphabet, Inc.:
Class A	103,285	78,793
Class C	22,629	16,857
Facebook, Inc. Class A (a)	442,865	50,531
GoDaddy, Inc. (a)	99,100	3,204
LinkedIn Corp. Class A (a)	8,100	926
Twitter, Inc. (a)	75,300	1,246
		160,163
IT Services - 6.8%
Accenture PLC Class A	70,200	8,101
Cognizant Technology Solutions Corp. Class A (a)	235,900	14,791
Global Payments, Inc.	95,600	6,243
MasterCard, Inc. Class A	20,500	1,937
Optimal Payments PLC (a)	678,118	4,127
PayPal Holdings, Inc. (a)	222,600	8,592
Visa, Inc. Class A	694,464	53,113
		96,904
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV (a)	55,000	4,459
Qualcomm, Inc.	31,361	1,604
		6,063
Software - 5.2%
Adobe Systems, Inc. (a)	145,300	13,629
Electronic Arts, Inc. (a)	11,000	727
Micro Focus International PLC	74,265	1,675
Microsoft Corp.	332,700	18,375
Salesforce.com, Inc. (a)	412,270	30,438
SAP AG sponsored ADR	37,000	2,976
Tableau Software, Inc. (a)	29,500	1,353
Workday, Inc. Class A (a)(b)	55,216	4,243
		73,416
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	529,175	57,675

TOTAL INFORMATION TECHNOLOGY		399,524

MATERIALS - 3.4%
Chemicals - 1.9%
CF Industries Holdings, Inc.	245,200	7,685
The Dow Chemical Co.	139,900	7,115
W.R. Grace & Co. (a)	171,540	12,210
		27,010
Containers & Packaging - 0.6%
Ball Corp.	27,600	1,968
WestRock Co.	178,602	6,971
		8,939
Metals & Mining - 0.9%
Franco-Nevada Corp.	108,500	6,663
Randgold Resources Ltd. sponsored ADR	30,900	2,806
Tahoe Resources, Inc.	240,700	2,413
		11,882

TOTAL MATERIALS		47,831

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	36,500	1,974
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	228,200	8,740

TOTAL TELECOMMUNICATION SERVICES		10,714

TOTAL COMMON STOCKS
(Cost $1,091,144)		1,391,670

Convertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 0.3%
Internet & Catalog Retail - 0.3%
The Honest Co., Inc. Series D (c)	87,422	4,565
INFORMATION TECHNOLOGY - 1.0%
Internet Software & Services - 1.0%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	288,144	14,053
Software - 0.0%
Cloudflare, Inc. Series D (a)(c)	56,846	267

TOTAL INFORMATION TECHNOLOGY		14,320

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $8,824)		18,885

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.39% (d)	5,214,085	5,214
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	32,923,209	32,923
TOTAL MONEY MARKET FUNDS
(Cost $38,137)		38,137
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $1,138,105)		1,448,692
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(32,484)
NET ASSETS - 100%		$1,416,208

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,885,000 or 1.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D	11/5/14 - 6/24/15	$355
The Honest Co., Inc. Series D	8/3/15	$4,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$4,470

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$27
Fidelity Securities Lending Cash Central Fund	196
Total	$223

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$302,081	$290,347	$7,169	$4,565
Consumer Staples	147,065	142,282	4,783	--
Energy	51,788	51,788	--	--
Financials	90,061	90,061	--	--
Health Care	227,313	227,313	--	--
Industrials	119,858	119,858	--	--
Information Technology	413,844	399,524	--	14,320
Materials	47,831	47,831	--	--
Telecommunication Services	10,714	10,714	--	--
Money Market Funds	38,137	38,137	--	--
Total Investments in Securities:	$1,448,692	$1,417,855	$11,952	$18,885

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$18,453
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	432
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$18,885
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$431

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/16 (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$18,885	Last transaction price	Transaction price	$48.77	Increase
		Market comparable	EV/Sales multiple	3.1 - 5.6 / 3.2	Increase
			Discount for lack of marketability	10.0% - 20.0% / 10.6%	Decrease
			Premium rate	10.0% - 22.0% / 21.3%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $1,148,180,000. Net unrealized appreciation aggregated $300,512,000, of which $345,492,000 related to appreciated investment securities and $44,980,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016